Financial Instruments Financial Instruments - Financing Receivables, allowance for credit losses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Jan. 01, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Allowance for Credit Loss	$ 11,520	$ 11,055	$ 11,520	$ 11,155
Net Investment in Lease, Credit Loss Expense (Reversal)	465	(100)
Financing Receivable, Credit Loss, Expense (Reversal)	163	8,880
Financing Receivable, Allowance for Credit Loss	62,017	62,180	62,017	53,300
Financial Guarantee [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Off-Balance Sheet, Credit Loss, Liability	1,851	2,139	1,851	2,139
Off-Balance Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal)	(288)	0
Loans Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans to equity-accounted joint ventures	3,797	3,714	3,797	3,714
Financing Receivable, Credit Loss, Expense (Reversal)	83	0
Equity Method Investments [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Allowance for Credit Loss	44,849	45,272	44,849	$ 36,292
Net Investment in Lease, Credit Loss Expense (Reversal)	$ (423)	$ 8,980	$ 8,600